j.p. morgan acceptance corporation ii ABS-15G

Exhibit 99.13

Seller Name	JPM Loan ID	Seller Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Initial Exception Grade	Final Exception Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
(redacted)	304757999	(redacted)			No Finding	No Finding			1	No Finding						Funded	A	A	A	A	A	A	A	A	A	A
(redacted)	304827293	(redacted)	1139024	09/16/2025	Property	Missing Third Party Appraisal Review	APPR 0046	3	1	Closed	The file is missing a Third-Party desk review with (redacted) due to the most recent CU dated (redacted) reflects a score of (redacted).	09/23/2025	Verified credit history - (redacted) Representative credit score exceeds the minimum required credit score of (redacted) by (redacted) Points. ;	09/23/2025: (redacted) CDA provided with a value of (redacted) or (redacted) variance. Finding cleared. - 09/23/2025 9/23/25: (redacted) CDA provided with a value of (redacted) or (redacted) variance. Finding cleared.
															09/17/2025 CU Score 3.2 > 2.5. Per guidelines, All appraisals used in the decision require a Third-Party Desk Review w/ Clear Capital, unless: CU score is 2.5 or lower, then Third-Party Desktop review is not required. When CU score is > 2.5 and the AVM has less than a (redacted) confidence score and/or a value difference of more than (redacted), the following waterfall or appraisal products would be required: CDA, Field Review, 2055, Full 2nd appraisal, using the lower of value from the two appraisals.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304827293	(redacted)	1139279	09/16/2025	Credit	Missing W2(s)	CRED 0137	3	1	Closed	Missing present employer, (redacted), (redacted) W2. Work Number does not provide prior years earnings. Borrower start date was (redacted). Per AUS, Base non-fluctuating earnings or fluctuating hourly earnings must be supported by either a YTD paystub documenting all YTD earnings and W-2(s) for the most recent calendar year, or a written VOE documenting all YTD earnings and earnings for the most recent calendar year.	09/17/2025	Verified credit history - (redacted) Representative credit score exceeds the minimum required credit score of (redacted) by (redacted) Points. ;		09/17/2025 Recd (redacted) W2 for present employer. - 09/17/2025 Recd 2024 W2 for present employer.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304827293	(redacted)	1139293	09/16/2025	Credit	Undisclosed or Excluded Debt	CRED 0086	3	2	Acknowledged	Missing evidence that the trust has paid the property tax and annual insurance premium for the past (redacted) months on non-subject REO, (redacted). No cancelled checks or bank statements were provided to document payment from 3rd party. Borrower does not qualify with taxes and insurance considered. -- Per Agency, Documentation in the Mortgage file must indicate the following:

A party other than the Borrower has been making timely payments for the most recent (redacted) months

When a Mortgage payment is being excluded, the party making the Mortgage payments must be obligated on the Note

The party making the payments is not an interested party to the subject real estate or Mortgage transaction.	Verified credit history - (redacted) Representative credit score exceeds the minimum required credit score of (redacted) by (redacted) Points. ;	10/01/2025 EV2/B - Investor accepts the letter of explanation / trust documentation in file to satisfactorily document that 3rd party is paying taxes and insurance on non-subject property.

															09/18/2025 Attached Trust Agreement and email correspondence from the trustee is insufficient to satisfy the finding. Missing bank statement or cancelled check showing the property taxes and insurance being paid from the trust.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304827293	(redacted)	1139296	09/16/2025	Credit	Insufficient Verified Funds to Close	CRED 0016	3	1	Closed	Documented assets are insufficient to cover the cash to close. Lender included (redacted) assets of (redacted), but this account is owned by (redacted), not by the borrower. The borrower is permitted to obtain information about the owners financial records, but is not an owner.	09/24/2025	Verified credit history - (redacted) Representative credit score exceeds the minimum required credit score of (redacted) by (redacted) Points. ;	09/24/2025 Letter from (redacted) representative confirming the borrower has (redacted) access to the funds in the (redacted) IRA. Exception cleared. - 09/24/2025 Letter from Edward Jones representative confirming the borrower has (redacted) access to the funds in the (redacted). Exception cleared.
															09/18/2025 Attached obituary is insufficient to satisfy the finding. Missing documentation from the financial institution confirming the borrower is the beneficiary and has full access to the funds. The account is an IRA and would only have one owner. The borrower is authorized to access information of the mother’s accounts but is not actually an owner as reflected on pg (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304846978	(redacted)	1142355	10/03/2025	Credit	Final 1003 Application is Incomplete	APP 0002	3	1	Closed	Missing the loan originator signed (redacted)/Application. Initial and final (redacted)/Applications in file were not signed by the LO.	10/06/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history - Departing residence mortgage satisfactorily rated (redacted) months. Other REO mortgage satisfactorily rated (redacted) months.; Low DTI - (redacted) DTI < (redacted) Max Allowed.;		10/06/2025 Received LO signed applications. - 10/06/2025 Received LO signed applications.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304846978	(redacted)	1142452	10/03/2025	Compliance	Last Loan Estimate Sent Method Not In Person and No Received Date	TRID 0023	3	1	Closed	Missing evidence of delivery to borrower of the latest issued LE dated (redacted). Timing requirement is not satisfied with US Mailbox Rule applied. Disclosure tracking was not provided in file.	10/06/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history - Departing residence mortgage satisfactorily rated (redacted) months. Other REO mortgage satisfactorily rated (redacted) months.; Low DTI - (redacted) DTI < (redacted) Max Allowed.;		10/06/2025 Received disclosure tracking. - 10/06/2025 Received disclosure tracking.	Funded	C	A	C	A	C	A	C	A	C	A